UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end:  08/31/2014

Date of reporting period: 02/28/2014

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the WP Large Cap Income Plus Fund, a series of the 360 Funds, for the period ended February 28, 2014 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

WP Large Cap Income Plus Fund Institutional Class Shares (Ticker Symbol: WPLCX) A series of the 360 Funds

SEMI-ANNUAL REPORT

February 28, 2014

Investment Adviser

Winning Points Advisers, LLC
129 NW 13th Street, Suite D-26
Boca Raton, Florida 33431

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULE OF INVESTMENTS	2
STATEMENT OF ASSETS AND LIABILITIES	6
STATEMENT OF OPERATIONS	7
STATEMENT OF CHANGES IN NET ASSETS	8
FINANCIAL HIGHLIGHTS	9
NOTES TO FINANCIAL STATEMENTS	10
ADDITIONAL INFORMATION	16
EXPENSE EXAMPLES	17
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT	19

Winning Points Funds	SEMI-ANNUAL REPORT

WP Large Cap Income Plus Fund
INVESTMENT HIGHLIGHTS
February 28, 2014 (Unaudited)

The investment objective of the WP Large Cap Income Plus Fund (the “Fund”) is total return.  To meet its investment objective, the Fund will invest 80% of its total assets in large cap domestic equity securities and exchange traded funds that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) intends to sell covered call options on a portion of the Fund’s stock holdings.  The extent of option selling will depend on market conditions and the Adviser’s consideration of the advantages of selling call options on the Fund’s equity investments.

The Fund may also sell put options on stocks and ETFs the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold.  The Fund may, in certain circumstances, purchase put options on the S&P 500 Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline.  The extent of option selling depends on market conditions and the Adviser’s judgment. The Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.  The Fund seeks to minimize the effects of inflation on its portfolio.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 28, 2014 and are subject to change.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2014 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 76.14%	Shares	Fair Value

Aerospace & Defense - 2.55%
Lockheed Martin Corp. (a)	2,100	$340,830

Agriculture - 1.63%
Altria Group, Inc. (a)	6,000	217,560

Banks - 14.46%
Bank of America Corp. (a)	33,100	547,143
Barclays PLC - ADR (a)	600	10,200
BB&T Corp. (a)	2,300	86,940
Citigroup, Inc. (a)	8,700	423,081
Goldman Sachs Group, Inc. (a)	1,200	199,740
JPMorgan Chase & Co. (a)	10,400	590,928
PNC Financial Services Group, Inc. (a)	900	73,602
		1,931,634
Beverages - 3.62%
Diageo PLC - ADR (a)	2,000	251,420
PepsiCo, Inc. (a)	2,900	232,203
		483,623
Biotechnology - 0.88%
Biogen Idec, Inc. * (a)	300	102,204
Isis Pharmaceuticals, Inc. * (a)	300	15,300
		117,504
Computers - 5.07%
Apple, Inc. (a)	900	473,616
International Business Machines Corp. (a)	1,100	203,687
		677,303
Diversified Financial Services - 3.80%
BlackRock, Inc. (a)	1,600	487,744
Calamos Asset Management, Inc.	1,000	11,930
Ladenburg Thalmann Financial Services, Inc. *	3,100	8,649
		508,323
Food - 1.75%
Sysco Corp. (a)	6,500	234,130

Healthcare - Products - 1.97%
Baxter International, Inc. (a)	3,400	236,300
Meridian Bioscience, Inc.	200	4,172
Thoratec Corp. * (a)	600	22,284
		262,756
Insurance - 3.65%
Allianz SE - ADR	300	5,331
American Equity Investment Life Holding Co.	200	4,372
AXA SA - ADR	400	10,380
Berkshire Hathaway, Inc. - Class B * (a)	4,000	463,120
Genworth Financial, Inc. * (a)	300	4,662
		487,865

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2014 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 76.14% (Continued)	Shares	Fair Value

Lodging - 0.29%
MGM Resorts International * (a)	1,400	$38,570

Media - 0.62%
Comcast Corp. (a)	1,600	82,704

Mining - 0.18%
Southern Copper Corp. (a)	800	24,408

Miscellaneous Manufacturing - 4.13%
General Electric Co. (a)	13,800	351,486
Siemens AG - ADR (a)	1,500	199,695
		551,181
Oil & Gas - 19.20%
BP PLC - ADR (a)	11,600	587,076
Chevron Corp. (a)	3,700	426,721
China Petroleum & Chemical Corp. - ADR (a)	3,100	274,133
ConocoPhillips (a)	8,000	532,000
Exxon Mobil Corp. (a)	5,600	539,112
Magnum Hunter Resources Corp. * (a)	3,300	27,687
Transocean Ltd.	4,200	178,080
		2,564,809
Pharmaceuticals - 1.43%
AstraZeneca PLC - ADR (a)	1,400	94,864
Pfizer, Inc. (a)	3,000	96,330
		191,194
Real Estate - 0.04%
St. Joe Co. * (a)	300	5,799

Retail - 2.71%
McDonald's Corp. (a)	3,800	361,570

Savings & Loans - 0.21%
BofI Holding, Inc. *	300	27,930

Semiconductors - 2.19%
Intel Corp. (a)	11,800	292,168

Software - 3.41%
Microsoft Corp. (a)	11,900	455,889

Telecommunications - 2.35%
China Mobile Ltd. - ADR (a)	6,600	313,830
TOTAL COMMON STOCK (Cost $10,135,913)		10,171,580

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2014 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 76.14% (Continued)	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 2.85%
Equity Funds - 2.85%
iShares U.S. Financial Services ETF (a)	4,600	$380,834
TOTAL EXCHANGE-TRADED FUNDS (Cost $382,287)		380,834

SHORT-TERM INVESTMENTS - 22.77%
Federated Government Obligations Fund, 0.01% **	3,042,194	3,042,194
TOTAL SHORT-TERM INVESTMENTS (Cost $3,042,194)		3,042,194

TOTAL INVESTMENTS (Cost $13,560,394) – 101.76%		$13,594,608
CALL OPTIONS WRITTEN (Proceeds $174,371) - (1.67)%		(223,177)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.09)%		(11,978)
NET ASSETS - 100%		$13,359,453

*	Non-income producing security.
**	Rate shown represents the rate at February 28, 2014, is subject to change and resets daily.
ADR - American Depository Receipt.
(a)	All or a portion of the security is segregated as collateral for call options written.

The accompanying notes are an integral part of the financial statements.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN CALL OPTIONS
FEBRUARY 28, 2014 (Unaudited)	SEMI-ANNUAL REPORT

CALL OPTIONS WRITTEN - (1.67)%
	Strike	Expiration	Contracts 1	Fair Value

Altria Group, Inc.	$37.00	1/17/2015	60	$6,480
Apple, Inc.	$650.00	1/17/2015	7	7,700
AstraZeneca PLC - ADR	$75.00	1/17/2015	14	2,450
Bank of America Corp.	$22.00	1/15/2016	146	13,870
Bank of America Corp.	$22.00	1/17/2015	150	3,600
Barclays PLC - ADR	$20.00	1/17/2015	6	390
Baxter International, Inc.	$75.00	1/17/2015	34	6,392
BB&T Corp.	$45.00	1/17/2015	23	621
Berkshire Hathaway, Inc. - Class B	$125.00	1/17/2015	30	8,340
Biogen Idec, Inc.	$370.00	1/17/2015	3	10,890
BlackRock, Inc.	$360.00	1/17/2015	13	8,320
BP PLC - ADR	$52.50	1/17/2015	76	13,300
Chevron Corp.	$125.00	1/17/2015	25	6,250
China Mobile Ltd. - ADR	$57.50	1/17/2015	56	2,240
China Petroleum & Chemical Corp. - ADR	$90.00	7/19/2014	24	10,800
Citigroup, Inc.	$60.00	1/15/2016	36	11,700
Citigroup, Inc.	$60.00	1/17/2015	36	3,888
Comcast Corp.	$65.00	1/17/2015	16	768
ConocoPhillips	$75.00	1/17/2015	52	4,732
Diageo PLC - ADR	$130.00	7/19/2014	17	5,780
Exxon Mobil Corp.	$105.00	1/17/2015	39	7,137
General Electric Co.	$30.00	1/15/2016	88	8,712
Genworth Financial, Inc.	$20.00	1/17/2015	3	147
Goldman Sachs Group, Inc.	$200.00	1/17/2015	10	2,530
Intel Corp.	$30.00	1/15/2016	118	11,328
International Business Machines Corp.	$215.00	1/17/2015	10	2,430
iShares U.S. Financial Services ETF	$87.00	7/19/2014	30	3,450
Isis Pharmaceuticals, Inc.	$75.00	1/17/2015	3	1,410
JPMorgan Chase & Co.	$70.00	1/17/2015	84	5,376
Lockheed Martin Corp.	$185.00	1/17/2015	16	4,800
Magnum Hunter Resources Corp.	$12.00	1/15/2016	27	3,375
McDonald's Corp.	$100.00	1/17/2015	38	8,626
MGM Resorts International	$30.00	1/15/2016	9	4,050
Microsoft Corp.	$45.00	1/17/2015	99	7,128
PepsiCo, Inc.	$90.00	1/17/2015	29	2,871
Pfizer, Inc.	$35.00	1/17/2015	30	2,730
PNC Financial Services Group, Inc.	$90.00	1/17/2015	9	2,196
Siemens AG - ADR	$150.00	1/17/2015	15	5,850
Southern Copper Corp.	$35.00	1/17/2015	6	720
St Joe Co.	$21.00	9/20/2014	3	270
Sysco Corp.	$40.00	1/15/2016	65	8,450
Thoratec Corp.	$40.00	7/19/2014	6	1,080

TOTAL CALL OPTIONS WRITTEN (Proceeds $174,371)				$223,177

1	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of the financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2014 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $13,560,394)	13,594,608
Receivables:
Interest	27
Dividends	36,871
Prepaid expenses	2,896
Total assets	13,634,402

Liabilities:
Call options written, at value (identified proceeds $174,371)	223,177
Payables:
Investment securities purchased	9,349
Due to advisor	12,687
Accrued distribution (12b-1) fees	5,858
Due to administrator	13,965
Accrued expenses	9,913
Total liabilities	274,949
Net Assets	$13,359,453

Sources of Net Assets:
Paid-in capital	$13,414,626
Accumulated net investment loss	(40,581)
Net unrealized depreciation on investments	(14,592)
Total Net Assets (Unlimited shares of beneficial interest authorized)	$13,359,453

Institutional Class Shares:
Net assets applicable to 1,337,060 shares outstanding	$13,359,453
Net Asset Value, Offering and Redemption Price Per Share	$9.99

The accompanying notes are an integral part of the financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENT OF OPERATIONS

February 28, 2014	SEMI-ANNUAL REPORT

For the
Period Ended
February 28, 2014 (a)
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,619)	$50,224
Interest	84
Total investment income	50,308

Expenses:
Management fees (Note 5)	31,632
Distribution (12b-1) fees - Institutional Class	5,858
Accounting and transfer agent fees and expenses	38,275
Audit fees	4,494
Miscellaneous	3,027
Custodian fees	2,384
Legal fees	2,384
Pricing fees	1,192
Trustee fees and expenses	1,073
Registration and filing fees	409
Reports to shareholders	161
Total expenses	90,889

Net investment loss	(40,581)

Net change in unrealized appreciation (depreciation) on:
Investments	34,214
Call options written	(48,806)
Net change in unrealized depreciation	(14,592)

Net loss on investments	(14,592)

Net decrease in net assets resulting from operations	$(55,173)

(a) The WP Large Cap Income Plus Fund commenced operations on October 10, 2013.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS

February 28, 2014	SEMI-ANNUAL REPORT

For the
Period Ended
February 28, 2014 (a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(40,581)
Net unrealized depreciation on investments	(14,592)
Net decrease in net assets resulting from operations	(55,173)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	13,414,626

Increase in net assets	13,359,453

Net Assets:
Beginning of period	-

End of period	$13,359,453
Accumulated net investment loss	$(40,581)

(a)	The WP Large Cap Income Plus Fund commenced operations on October 10, 2013.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
FINANCIAL HIGHLIGHTS

February 28, 2014	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class
	For the
	Period Ended
	February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	(0.03)
Net realized and unrealized gain on investments	0.02
Total from investment operations	(0.01)

Net Asset Value, End of Period	$9.99

Total Return (b)	(0.10)%	(c)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$13,359

Ratio of expenses to average net assets (e):	3.88%	(f)

Ratio of net investment loss (e):	(1.73)%	(f)

Portfolio turnover rate	0%	(c)

(a)	The WP Large Cap Income Plus Fund commenced operations on October 10, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Total Return is for the period from December 4, 2013, the date of initial portfolio trades, through February 28, 2014.
(e)	Ratios are for the period from December 4, 2013, the date of initial expense accruals, through February 28, 2014.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

Winning Points Funds	SEMI-ANNUAL REPORT

WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Large Cap Income Plus Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return. The Fund’s investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Fund has three classes of shares, Class A, Class C and Institutional Class shares. Currently only the Institutional Class shares are being offered for sale.  The Institutional Class shares commenced operations on October 10, 2013.

a)	Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)         Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. If an option sold by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost is more, the Fund will realize a capital loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.

c)         Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

d)         Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period since inception from October 10, 2013 through February 28, 2014, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the period since inception from October 10, 2013 through February 28, 2014, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

e)         Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the period since inception from October 10, 2013 through February 28, 2014.

f)          Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)          Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Winning Points Funds	SEMI-ANNUAL REPORT

WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h)         Non-Diversified Fund – The Fund is a non-diversified Fund. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Winning Points Funds	SEMI-ANNUAL REPORT

WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value heirarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 28, 2014.

WP Large Cap Income Plus Fund
Financial Instruments – Assets
		Level 2
		(Other Significant
Security Classification (1)	Level 1 (Quoted Prices)	Observable Inputs)	Totals
Common Stock (2)	$10,171,580	$-	$10,171,580
Exchange Traded Funds (2)	380,834	-	380,834
Money Market Funds	3,042,194	-	3,042,194
Total Assets	$13,594,608	$-	$13,594,608

Derivative Instruments – Liabilities		Level 2
		(Other Significant
Security Classification (1)	Level 1 (Quoted Prices)	Observable Inputs)	Totals
Call Options Written	$223,177	$-	$223,177
Total Liabilities	$223,177	$-	$223,177

(1)
As of and during the period since inception from October 10, 2013 through February 28, 2014, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)
All common stock and exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the period since inception from October 10, 2013 through February 28, 2014.  It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from October 10, 2013 through February 28, 2014, no securities were fair valued.

Winning Points Funds	SEMI-ANNUAL REPORT

WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (Unaudited)

3.	DERIVATIVES TRANSACTIONS

As of February 28, 2014, portfolio securities valued at $8,412,489 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the period since inception from October 10, 2013 through February 28, 2014 were as follows:

Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	1,561	174,371
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	1,561	$174,371

*	One option contract is equivalent to one hundred shares of common stock.

As of February 28, 2014, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Liabilities	Equity Contracts	Total
Call options written, at value	$223,177	$223,177
Total Liabilities	$223,177	$223,177

For the period since inception from October 10, 2013 through February 28, 2014, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Equity Contracts	Total
Call options written	$(48,806)	$(48,806)
	$(48,806)	$(48,806)

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the period since inception from October 10, 2013 through February 28, 2014 were as follows:

WP Large Cap Income Plus Fund:	Sold	Redeemed	Reinvested	Net Increase
Institutional Class
Shares	1,341,446	(4,386)	-	1,337,060
Value	$13,459,028	$(44,402)	-	$13,414,626

5.	INVESTMENT TRANSACTIONS

For the period since inception from October 10, 2013 through February 28, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) for the WP Large Cap Income Plus Fund were as follows:

Purchases	Sales
$10,518,200	$ -

There were no government securities purchased or sold during the period.

Winning Points Funds	SEMI-ANNUAL REPORT

WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (Unaudited)

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser.  Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 1.35% of the Fund’s net assets. For the period since inception from October 10, 2013 through August 31, 2013, the Adviser earned $31,632 of advisory fees.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix 360 Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

Under the Services Agreement, the Trust, on behalf of the Fund, pays M3Sixty the fees described below:

Fund Accounting	$30,000 annually, plus $1,500 for the second and each additional share class
Fund Administration	$30,000 annually, plus $1,500 for the second and each additional share class
Transfer Agency	$30,000 annually, plus $1,500 for the second and each additional share class
Fund Asset Based Fees (annualized)	0.25% on average daily net assets between $0 and $500 million; with lower fees at higher asset levels

If the above fees, in the aggregate, are not at least $125,000 on an annual basis, a minimum fee of $125,000 per year will apply.

For the period since inception from October 10, 2013 through February 28, 2014, M3Sixty earned $38,275, including out of pocket expenses with $13,965 remaining payable at February 28, 2014.

Certain officers of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund. Under the Distribution Agreement the Distributor shall be paid an annual fee of $12,000. The annual fee above includes the first share class of the Fund; the Distributor shall receive $6,000 annually for each additional class. The Distributor shall also receive an annualized amount equal to 5 bps (0.05%) of the average assets of the Fund.

The Distributor is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund may expend up to 0.25% for Institutional Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plan for the Institutional Class shares of the Fund took effect October 10, 2013. For the period since inception from October 10, 2013 through February 28, 2014, the Fund accrued $5,858 in 12b-1 expenses attributable to Institutional Class shares.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2014 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$13,386,023	$244,465	$(259,057)	$(14,592)

Winning Points Funds	SEMI-ANNUAL REPORT

WP Large Cap Income Plus Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (Unaudited)

7.	TAX MATTERS (continued)

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year and will be provided at the end of the current fiscal year ending August 31, 2014.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term.  As of February 28, 2014, the Fund had no capital loss carryforwards for federal income tax purposes.

There were no distributions paid by the Fund during the period since inception from October 10, 2014 through February 28, 2014.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

On April 3, 2014, the Board of Trustees approved a change in the sub-classification of the Fund from non-diversified to diversified.  This change will cause the sub-classification to be in alignment with the intended investment strategy for the Fund.

In accordance with GAAP, Management has evaluated the impact of all other subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”). The ASU is effective for interim and annual reporting periods that begin after December 15, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Winning Points Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION
February 28, 2014 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  The Fund did not pay any distributions during the period since inception from October 10, 2013 through February 28, 2014.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2015 to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their own tax advisors.

TRUSTEES AND OFFICERS INFORMATION (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $500 each year plus $100 per Board or committee meeting attended per Fund, provided, that the Fund is in the incubation stage.  The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee1	Aggregate Compensation From the WP Large Cap Income Plus Fund2	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the WP Large Cap Income Plus Fund Paid to Trustees2
Independent Trustees
Art Falk	$375	None	None	$375
Thomas Krausz	$375	None	None	$375
Tom M. Wirtshafter	$375	None	None	$375
Interested Trustees
Randall K. Linscott	None	None	None	None

1    Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers ten (10) series of shares.

2    Figures are for the period since inception from October 10, 2013 through February 28, 2014.

Winning Points Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 12/04/13 through 02/28/14

WP Large Cap Income Plus Fund:	Beginning Account Value (12/04/2013)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2014)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (-0.10%)	$1,000.00	3.88%	$999.00	$9.24

Expenses and Value of a $1,000 Investment for the six month period from 09/01/13 through 02/28/14

WP Large Cap Income Plus Fund:	Beginning Account Value (03/01/2013)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2013)	Expenses Paid During Period (b)
Hypothetical 5% Fund Return
Institutional Class	$1,000.00	3.88%	$1,005.60	$19.29

(a)
Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 87/365 to reflect the period from 12/04/13, the date of initial expense accruals, through 02/28/14.

(b)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Winning Points Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 10, 2013 for the Fund were as follows:
WP Large Cap Income Plus Fund Institutional Class	3.12%

Total Gross Operating Expenses (Annualized) during the period from December 4, 2013, the day of initial expense accruals, through February 28, 2014 were 3.88% for the WP Large Cap Income Plus Fund Institutional Class shares.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the period since inception from October 10, 2013 through February 28, 2014.

Winning Points Funds	SEMI-ANNUAL REPORT

360 FUNDS
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On September 24, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the 360 Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and Winning Points Advisors, LLC. (the “Adviser”) with respect to the WP Large Cap Income Plus Fund (the “Fund”), a series fund within the Trust.

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the approval process.  In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering approval.  The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting.  Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about approval.  Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to approval, the Board took into consideration information furnished for the Board’s review, as well as the information specifically prepared for the approval meeting, such as: (i) reports regarding the services and support to be provided to the Fund and its shareholders by the Adviser; (ii) performance assessments of the investment performance of the Fund and /or similar investment portfolios managed by personnel of the Adviser; (iii) performance commentary on the reasons for the performance; (iv) presentations by the Fund’s portfolio managers addressing the Adviser’s investment philosophy, investment strategy and operation; (v) compliance reports, audit and review reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; (vii) information on relevant developments in the mutual fund industry and how the Fund and the Adviser are responding to them; (viii) financial information about the Adviser; (ix) a description of the personnel at the Adviser involved with the Funds, their background, professional skills and accomplishments; (x) information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information about the Adviser r; (xi) comparative expense and performance information for other mutual funds that are similar to the Fund; (xii) where available, information about performance information for other mutual funds that are similar to the Fund; (xiii) where available, information about performance and fees relative to other accounts managed by the Adviser that might be considered comparable to the Fund in terms of investment style; and (xiii) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser from their relationship with the Fund.

The Board did not identify any particular factor or information that was most relevant to its consideration to initially approve the Agreement and each Trustee may have afforded different weight to the various factors considered.  Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser to the Fund.  They also considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), noting that they are not proposed to change; the background, experience and professional ability and skill of the portfolio management personnel assigned to the Fund, noting the commitment to hire and retain qualified personnel to work on behalf of the Fund and its shareholders; the processes used for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that the Adviser had not reported any material compliance matter; the manner in which the Adviser seeks to satisfy its obligation to assure “best execution” in connection with securities transactions placed for the Fund, noting that the Adviser has provided its policies and procedures related to trading and brokerage, as well as information about average brokerage commissions paid; the investment strategies and sources of information upon which the Adviser relies in making investment decisions for the Fund; where applicable, the fees charged to and the performance of other accounts managed by the Adviser similar to the Fund; the oversight of the Fund’s portfolio by the Adviser; the Adviser’s succession plan and business continuity plan; and the coordination of services for the Fund among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser (such as its Form ADV), the Board concluded, in light of all the facts and circumstances, that the nature, extent and quality of the services provided by the Adviser were satisfactory and adequate for the Fund.

Investment Performance of the Fund and the Adviser.

In considering the investment performance of the Fund and the Adviser, the Trustees noted information about the Adviser personnel managing the Fund’s assets and conducting the Fund’s daily operations. In their evaluation of fund performance, the Trustees considered that the Fund was new, and that there was no prior performance to consider. The Trustees, however, took into consideration the Adviser’s prior experience managing assets in a similar fashion for institutional accounts in their approval of the Agreements.

After consideration and discussion, including the Adviser’s experience and performance with respect to the Fund, the historical and comparative performance data provided, and other relevant information, the Board concluded, in light of all the facts and circumstances, that the Adviser’s responses were satisfactory.

The Costs of the Services Provided and Profits Realized by the Adviser from its Relationship with the Fund.

In considering these factors, the Trustees noted the overall expenses of the Fund, including the nature and frequency of advisory fee payments. In addition, the Trustees noted the expected asset levels of the Fund and the gross and net expenses of the Fund as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of the Fund was within the range of expenses incurred by the other funds in its group.

The Trustees considered the financial condition and profitability information provided by the Adviser in the Board Materials and the level of commitment to the Fund by the principals of the Adviser.

The Trustees also considered information provided on fees charged by the Adviser to accounts that might be considered comparable – such as institutional accounts -- being managed in a similar style, noting that typically, fees charged the Fund were similar to fees charged to other accounts managed by the Adviser in the same style. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances that the costs of the services provided to the Fund and the profits realized by the Adviser form its relationship with the Fund were satisfactory.

Other Benefits Derived by the Adviser from its Relationship with the Fund and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser derives from its relationship with the Fund (sometimes referred to as “fall-out” benefits) and conflicts of interest.  After reviewing and considering these items and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser from its relationships with the Funds were satisfactory.

Economies of Scale.

The Trustees next considered the extent to which economies of scale would be realized if the Fund grows and whether the advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for the Fund at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Fund’s shareholders if the Fund grows.

The Trustees were also reminded that when evaluating an advisory or subadvisory contract or fees, the Trustees should not take into consideration or make any adjustment for expenditures made by the Adviser or its affiliates for Fund distribution, since Fund assets may be used for the payment of distribution only under a properly adopted 12b-1 plan. It was noted that while information about promotional expenditures can be considered for other purposes – such as determining whether the Fund’s distribution arrangements are appropriate – the Trustees should not take them into account when approving the advisory or subadvisory arrangements or fees.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, approved  the Agreement for an initial two-year period, and determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Winning Points Advisers, LLC
129 NW 13th Street
Suite D-26
Boca Raton, FL  33431

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
242 East 72nd Street
New York, NY 10021

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH 45202

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
President,
Date: May 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
President
Date: May 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer
Date: May 1, 2014